CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Disclosure of capital items

	Notes	December 31, 2024	December 31, 2023
Cash and cash equivalents		$347.5	$367.1
Capital items:
Long-term debt - Notes[1]	18(b)	$450.0	$450.0
Long-term debt - Term Loan[2]	18(c)	400.0	400.0
Credit facility available for use	18(a)	418.5	387.0
Common shares		3,070.6	2,732.1
		$4,339.1	$3,969.1
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $3.6 million as at December 31, 2024 (December 31, 2023 – $4.5 million) and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $3.7 million (December 31, 2023 - $8.2 million), the 3% original discount and the embedded derivative as at December 31, 2024.